Equity - Subordinated notes - Tabular disclosure - General information (Details) € in Millions, £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 GBP (£)	May 11, 2021 EUR (€)	Dec. 31, 2020 EUR (€)	Oct. 15, 2020 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 12, 2019 EUR (€)	Sep. 19, 2019 EUR (€)	Apr. 15, 2019 EUR (€)	Oct. 01, 2014 EUR (€)	Oct. 01, 2014 GBP (£)	Feb. 07, 2014 EUR (€)	Feb. 07, 2014 GBP (£)
Disclosure of detailed information about borrowings [line items]
Initial nominal value					€ 500
Rate					1.375%
Subordinated notes			€ 5,497			€ 5,803		€ 5,803
ifrs Subordinated debt [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value			507	£ 426
Subordinated Debt, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 2,800
Subordinated Debt, 4.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 1,000
Rate														4.25%	4.25%
Subordinated Debt, 5.25 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 1,000
Rate														5.25%	5.25%
Subordinated notes			1,000			1,000		1,000
Subordinated notes, residual nominal value			1,000
Subordinated Debt, 5.88 Percent, Issued February 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value														€ 782	£ 650
Rate														5.88%	5.88%
Subordinated notes						514		782
Subordinated notes, issue or (redemption) value | $	$ (514)	$ (268)
Subordinated Debt, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value												€ 3,000
Subordinated Debt, 4 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value												€ 1,000
Rate												4.00%	4.00%
Subordinated notes						118		500
Subordinated notes, issue or (redemption) value | $	(118)	(382)
Subordinated Debt, 5 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value												€ 1,250
Rate												5.00%	5.00%
Subordinated notes			1,250			1,250		1,250
Subordinated notes, residual nominal value			1,250
Subordinated Debt, 5.75 Percent, Issued October 2014 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value												€ 771	£ 600
Rate												5.75%	5.75%
Subordinated notes			547			721		771
Subordinated notes, issue or (redemption) value | $	(174)	(50)
Subordinated notes, residual nominal value | £				£ 426
Subordinated debt, 2.375 percent, issued April 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value									€ 1		€ 1,000
Subordinated debt, 2.38 percent, issued April 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value											€ 1,000
Rate											2.38%
Subordinated notes			1,000			1,000		1,000
Subordinated notes, residual nominal value			1,000
Subordinated debt, 1.75 percent, issued September 2019 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value							€ 700			€ 500
Rate										1.75%
Subordinated notes			500			500		€ 500
Subordinated notes, residual nominal value			500
Subordinated debt, 1.75 percent, issued October 2020 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value							€ 700
Rate							1.75%
Subordinated notes			700			€ 700
Subordinated notes, issue or (redemption) value | $		$ 700
Subordinated notes, residual nominal value			700
Subordinated Debt 1.375 Percent Issued May 2021 [Member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value					€ 500
Rate					1.375%
Subordinated debt, 1.38 percent, issued November 2021 [member]
Disclosure of detailed information about borrowings [line items]
Initial nominal value					€ 500
Rate					1.38%
Subordinated notes			500
Subordinated notes, issue or (redemption) value | $	$ 500
Subordinated notes, residual nominal value			€ 500